Lease - Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases (Details)	Dec. 31, 2025 USD ($)
Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases [Abstract]
2026	$ 13,261
2027
Total future minimum lease payments, undiscounted	13,261
Less: Imputed interest	(88)
Present value of future minimum lease payments	$ 13,173